Financial Instruments and Risk Management - Schedule of Net Assets Exposure to Exchange Rates (Details) R$ in Millions, $ in Millions	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Assets
Cash equivalents - Cash investments (Note 6) - CDI	R$ 1,342		R$ 1,346
Marketable securities (Note 7) - CDI / SELIC	774		1,879
Assets	6,540		5,993
Assets	55,000		53,671
Liabilities
Loans, financing and debentures (Note 22) - CDI	(9,831)	$ (1,857)	(10,580)	R$ (11,364)	R$ (15,020)
Sector financial liabilities (Note 14)	(13,093)		(11,203)
Net assets exposed	(615)		(1,423)
Domestic Currency [Member]
Assets
Cash equivalents - Cash investments (Note 6) - CDI	1,342		1,345
Marketable securities (Note 7) - CDI / SELIC	774		1,878
Generation indemnity revenue	784		691
Restricted cash - CDI	31		16
Assets	806		944
Assets	3,737		4,874
Liabilities
Loans, financing and debentures (Note 22) - CDI	(3,508)		(2,041)
Liabilities	(3,508)		(2,041)
Net assets exposed	R$ 229		R$ 2,833